PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Freehold land	1,952,618	2,048,104	84,162,893
Buildings and structures	23,466,382	26,303,728	1,080,901,089
Machinery and equipment	63,421,857	70,764,858	2,907,945,675
Leased-out batteries	4,242,908	5,895,670	242,271,214
Vehicles	2,328,694	2,537,029	104,254,325
Office equipment	909,400	829,408	34,082,926
Others	100,318	75,847	3,116,787
Subtotal	96,422,177	108,454,644	4,456,734,909
Less: Accumulated depreciation	(15,222,216)	(23,914,727)	(982,729,690)
Less: Impairment charges	(2,077,258)	(5,840,402)	(240,000,082)
Total property, plant and equipment, net	79,122,703	78,699,515	3,234,005,137

Schedule of valuation methods and significant unobservable inputs used for the estimation of fair value measurements

Item	Valuation technique	Valuation date	Significant unobservable inputs	Amount
Fair value of leased-out batteries	Discounted Cash Flow	December 31, 2024	Discounted rate	8.67 – 10.22 (%/annum)
Fair value of battery production line facilities	Replacement Cost	December 31, 2024	Economic obsolescence	29.4%